Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit Expected Future Policy Benefit Undiscounted Before Reinsurance (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2025	Mar. 31, 2024
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	¥ 1,551,749	¥ 1,525,071
Expected future policy benefits and expenses - Undiscounted	2,532,638	2,378,836
Expected future gross premiums - Discounted	1,362,111	1,395,370
Expected future policy benefits and expenses - Discounted	1,511,436	1,565,877
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	2,456,942	2,590,963
Expected future policy benefits and expenses - Undiscounted	2,552,133	2,583,535
Expected future gross premiums - Discounted	2,003,392	2,242,701
Expected future policy benefits and expenses - Discounted	1,659,960	1,844,599
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	617,771	685,134
Expected future policy benefits and expenses - Undiscounted	1,288,727	1,300,018
Expected future gross premiums - Discounted	493,328	535,943
Expected future policy benefits and expenses - Discounted	¥ 442,939	¥ 447,081